Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2025
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Investments Accounted for Using the Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Investments in associates	$20,410,983	$25,030,827	$797,922
Investments in joint venture	12,357	-	-

	$20,423,340	$25,030,827	$797,922

a.	Investments in associates

1)	Investments in associates accounted for using the equity method that were not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2024	2025
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$10,317,044	$13,972,765	$445,418
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	2,412,818	3,375,196	107,593
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,941,982	2,929,073	93,372
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	2,325,475	2,362,319	75,305
MACHVISION,INC. (“MACHVISION”)	Engaged in the manufacturing and trading of non-contact optical inspection equipment	R.O.C.	2,055,590	2,120,140	67,585
Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	255,384	192,314	6,130

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2024	2025
			NT$	NT$	US$ (Note 4)
Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of packaging of semiconductors	U.S.A.	$58,100	$79,020	$2,519
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading, import and export business	China	17,798	-	-
Goodcare Holdings Inc. (“GOODCARE”)	Holding company, engaged in business of investment, long-term care and home care services	R.O.C.	26,792	-	-
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	(83,098)	(99,310)	(3,165)

			20,327,885	24,931,517	794,757
	Add: Credit balance of investments accounted for using equity method reclassified to other non-current liabilities		83,098	99,310	3,165

			$20,410,983	$25,030,827	$797,922

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2024	2025

Yann Yuan	27.94%	27.94%
HC	26.22%	26.22%
ChipMOS	10.85%	11.27%
MU	42.23%	42.23%
MACHVISION	23.08%	23.08%
CHIPLETZ	18.74%	18.74%
DECA	17.84%	17.82%
HCK	27.31%	27.31%
QUESTYLE	6.67%	-
GOODCARE	49.00%	-

3)
During
the nine months ended
September 30
,
2025, the exercise of employee share options issued by DECA led the Group’s percentage of ownership in DECA decreased to 17.82%. During 2025, ChipM
OS
repurchased its ordinary shares and led the Group’s percentage of ownership in ChipM
OS
increased to 11.27%. The Group considered it still has significant influence over the aforementioned associates since it involves in making significant decisions by participating in the board meetings of those associates.

4)
At the end of 2024, the Group’s subsidiary, USISH, evaluated the recoverable amount of its investment in QUESTYLE by using the value in use. The recoverable amount was lower than the carrying amount and, therefore, the Group recognized an impairment loss of NT$42,143 thousand under the line item of other gains and losses (Note 25). The value in use of its investment in QUESTYLE was the present value of cash flow projections made by QUESTYLE’s management with a discount rate of
11.65%.

In addition, USISH resigned as a director of QUESTYLE and no longer be nominated, which resulted the Group to lose its significant influence over QUESTYLE in December 2025,
and
the Group reclassified the investment as financial assets at FVTPL with a gain on disposal of investment accounted for using the equity method of
NT$
15,310
thousand (US$488
thousand) under the line item of other gains and losses (Note 25).

5)
In August 2025, the Group’s subsidiary, ASE SOCIAL, subscribed 5,000 thousand ordinary shares of GOODCARE with NT$50,000 thousand (US$1,594 thousand) in cash. The percentage of the Group’s ownership in GOODCARE then increased to 67.21% and, therefore, the Group obtained control over GOODCARE.

6)	Fair values (Level 1) of investments in associates based on quoted prices in an active market were summarized as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

ChipMOS	$2,473,841	$3,720,625	$118,605

HC	$2,601,069	$1,993,695	$63,554

7)	Aggregate information of associates that were not individually material

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net income	$1,091,814	$899,723	$816,240	$26,020
Other comprehensive income	2,439,733	142,182	4,395,542	140,120

Total comprehensive income	$3,531,547	$1,041,905	$5,211,782	$166,140

b.	Investments in joint venture

1)	Investments in joint venture that was not individually material and accounted for using the equity method consisted of the following:

		Operating Location	Carrying Amount as of December 31
Name of Joint Venture	Main Business		2024	2025
			NT$	NT$	US$ (Note 4)

MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	$12,357	$-	$-

At the end of 2025, the Group’s subsidiary, UGTW, evaluated the recoverable amount of its investment in MUtek by using the value in use. The recoverable amount was lower than the carrying amount and, therefore, the Group recognized an impairment loss of NT$12,107 thousand (US$386 thousand) under the line item of other gains and losses (Note 25). The value in use of its investment in MUtek was the present value of cash flow projections made by MUtek’s management with a discount rate of 11.79%.

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2024	2025

MUtek	49.00%	49.00%

3)	Information of joint venture that was not individually material

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Total net loss and comprehensive loss	$(11,214)	$(3,021)	$(250)	$(8)